Financial and Capital Risk Management and Fair Value Measurement - Summary of Fair Value Hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value	£ 1,525	£ 1,654
Provision for contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation		Dec. 31, 2019
Financial liabilities at fair value		£ 354
Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value	£ 50,775	£ 131
Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation		Dec. 31, 2019
Financial liabilities		£ 20,512
Significant observable inputs (Level 2) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	845	131
Significant observable inputs (Level 2) | Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		20,512
Significant unobservable inputs (Level 3) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,525	1,654
Significant unobservable inputs (Level 3) | Provision for contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value		£ 354
Significant unobservable inputs (Level 3) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 49,930